STAFF COSTS - Long-Term Incentive Plan - RSUs granted in 2020 (Details) - Long term incentive plan $ in Millions							12 Months Ended
	Mar. 23, 2022 kr / shares	Mar. 23, 2022 USD ($) EquityInstruments	Mar. 18, 2021 kr / shares	Mar. 18, 2021 USD ($) EquityInstruments	Apr. 25, 2018 kr / shares	Apr. 25, 2018 USD ($) EquityInstruments	Dec. 31, 2022 EquityInstruments	Dec. 31, 2021 EquityInstruments	Dec. 31, 2020 EquityInstruments
STAFF COSTS
RSU LTIP grant							1,393,000.0	1,355,100	1,047,400
Jacob Meldgaard
STAFF COSTS
RSU LTIP grant		255,200		255,200		766,035
Exercise price per share | kr / shares	kr 58.0		kr 53.5		kr 53.7
RSU grant value assuming 100% vesting | $		$ 0.5		$ 0.6		$ 0.9